TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities	Significant components of the Company's deferred tax assets and liabilities are as follows :

	December 31,
	2022	2021
Deferred tax assets:
Net operating losses carryforward and tax credits	$51,924	$50,551
Intra-entity transfer of certain intangible assets (*)	17,252	18,986
Operating leases liabilities	22,878	22,454
Share based payments	38,206	28,721
Research and development costs	62,695	21,643
Reserves, allowances and other	54,774	47,405
Deferred tax assets before valuation allowance	247,729	189,760
Valuation allowance	(12,569)	(10,464)
Deferred tax assets	235,160	179,296

Deferred tax liabilities:
Acquired intangibles	(43,385)	(59,678)
Operating lease right-of-use assets	(20,160)	(19,001)
Acquired deferred revenue	(565)	(1,907)
Internal use software and other fixed assets	(24,766)	(16,835)
Prepaid compensation expenses	(36,724)	(30,788)
Debt	—	(2,937)
Other	(7)	(333)
Deferred tax liabilities	(125,607)	(131,479)

Deferred tax assets, net	$109,553	$47,817
(*) During the years ended December 31, 2021 and 2020, the Company completed intra-entity transfers of certain intangible assets to a different tax jurisdiction. As a result of the transfers, the Company utilized net operating losses carried forward, incurred a tax expense on capital gain, released valuation allowances and recorded a deferred tax asset.

	December 31,
	2022	2021
Deferred tax assets	$116,889	$55,246
Deferred tax liabilities	(7,336)	(7,429)
Deferred tax assets, net	$109,553	$47,817

Schedule of Effective Income Tax Rate Reconciliation	A reconciliation of the Company's effective tax rate to the statutory tax rate in Israel is as follows:

	Year Ended December 31,
	2022	2021	2020
Income before taxes on income, as reported in the consolidated statements of income	$345,332	$240,619	$237,188
Statutory tax rate in Israel	23.0%	23.0%	23.0%
Preferred Enterprise / Preferred Technology Enterprise benefits (*)	(3.3)%	(2.2)%	(3.8)%
Changes in valuation allowance	0.5%	1.0%	0.5%
Earnings taxed under foreign law	0.7%	0.2%	(0.5)%
Tax settlements and other adjustments	0.4%	(1.8)%	(0.6)%
Intangible assets transfer	—%	(1.7)%	0.1%
Other	1.7%	(1.3)%	(1.5)%
Effective tax rate	23.0%	17.2%	17.2%
(*) The effect of the benefit resulting from the "Preferred Enterprise/Preferred Technology Enterprise benefits" status on net earnings per ordinary share is as follows
Schedule of Effect on Benefit Resulting from "Preferred Enterprise" Status on Net Earnings Per Ordinary Share

	Year Ended December 31,
	2022	2021	2020
Basic	$0.18	$0.08	$0.15
Diluted	$0.19	$0.08	$0.14

Schedule of Income Before Income Taxes on Income	Income before taxes on income is comprised as follows:

	Year Ended December 31,
	2022	2021	2020
Domestic	$102,500	$53,703	$87,008
Foreign	242,832	186,916	150,180
	$345,332	$240,619	$237,188

Schedule of Taxes on Income (Tax Benefit)	Taxes on income (tax benefit) are comprised as follows:

	Year Ended December 31,
	2022	2021	2020
Current	$132,129	$80,903	$74,096
Deferred	(52,742)	(39,507)	(33,254)

	79,387	41,396	40,842

Domestic	28,853	16,171	15,995
Foreign	50,534	25,225	24,847

	$79,387	$41,396	$40,842
Of which:

	Year Ended December 31,
	2022	2021	2020
Domestic taxes:
Current	$29,576	$27,400	$22,323
Deferred	(723)	(11,229)	(6,328)

	28,853	16,171	15,995
Foreign taxes:
Current	102,553	53,503	51,773
Deferred	(52,019)	(28,278)	(26,926)

	50,534	25,225	24,847

Taxes on income	$79,387	$41,396	$40,842

Schedule of Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending balances of the total amounts of uncertain tax position is as follows:

	December 31,
	2022	2021
Uncertain tax positions, beginning of year	$77,047	$73,256
Increases in tax positions for prior years	2,729	3,190
Increases in tax positions for current year	6,031	9,248
Settlements	—	—
Expiry of the statute of limitations	(5,802)	(8,647)

Uncertain tax positions, end of year	$80,005	$77,047